Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of repayments for construction to related parties
	December 31,
	2019		2018		2017
ICA Constructora de Infraestructura, S.A. de C.V. (1)	Ps.	178,977	Ps.	28,363	Ps.	44,254
ICA Constructora, S.A. de C.V. (1)		—		6,859		44,264
Actica Sistemas, S.A. de C.V. (1)		—		—		5,887
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (1)		3,012		3,125		3,612
	Ps.	181,989	Ps.	38,347	Ps.	98,017

Schedule of accounts payable with related parties
	December 31,
Payable:	2019		2018		2017
Servicios de Tecnología Aeroportuaria, S.A. de C.V. “SETA” (1)	Ps.	80,504	Ps.	140,294	Ps.	82,501
Operadora Nacional Hispana, S.A. de C.V.(1)		2,527		6,900		7,985
VCD Construcción y Desarrollo, S.A.P.I. de C.V.(1)		5,335		5,947		4,773
ICA Ingeniería S. A. de C. V.(1)		1,177		367		367
Actica Sistemas, S. de R.L. de C.V.		3,972		5,588		1,496
Grupo ICA, S.A. de C.V.		—		—		16,592
GGA Capital, S.A.P.I. de C.V.		75,950		61,250		14,700
ICA Constructora de Infraestructura, S.A. de C.V.		16,652		5,222		783
Grupo ICA Construcora. S.A. de C.V.(1)		794		—		—
Grupo Hotelero Santa Fe, S. A. de C. V. (1)		604		634		825
	Ps.	187,515	Ps.	226,202	Ps.	130,022
(1)	Affiliated company

Schedule of principal transactions with related parties performed in the normal course of business
	Year ended December 31,
	2019		2018		2017
Capital Investment:
Industrial warehouse	Ps.	43,599	Ps.	94,938	Ps.	46,172
Expenses:
Technical assistance payments received		150,108		172,610		135,074
Administrative services		38,251		68,807		66,783
Lease’s revenues		72		258		—
Major maintenance and improvements on concessioned assets:
Platform		—		46,889		10,405
Maintenance		310		226		—
Improvements to concessioned assets:
Construction terminal		553,405		306,665		210,098
Platform		—		—		—
Rain channels		—		5,956		—